Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	20-0812170
Plan number	002
Current value	$ 594,028,471
Notes receivable from participants, cost	0
Notes receivable from participants, current value	3,686,101
Current value of investments and participant loans	$ 597,714,572
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Albemarle Corporation Common Stock Fund | Common stock; par value $0.01
EBP, Schedule of Asset Held for Investment [Line Items]
Common stock, par value	$ 0.01
Number of shares	51,372
Current value	$ 7,266,120
Investment, Identifier [Axis]: American Century Small Cap Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	540,886
Current value	$ 4,857,158
Investment, Identifier [Axis]: BlackRock LifePath Indx 2030 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,206,069
Current value	$ 22,758,530
Investment, Identifier [Axis]: BlackRock LifePath Indx 2035 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,157,508
Current value	$ 24,643,350
Investment, Identifier [Axis]: BlackRock LifePath Indx 2040 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	916,749
Current value	$ 21,351,083
Investment, Identifier [Axis]: BlackRock LifePath Indx 2045 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	709,083
Current value	$ 18,244,708
Investment, Identifier [Axis]: BlackRock LifePath Indx 2050 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	607,821
Current value	$ 16,587,432
Investment, Identifier [Axis]: BlackRock LifePath Indx 2055 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	324,492
Current value	$ 9,267,486
Investment, Identifier [Axis]: BlackRock LifePath Indx 2060 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	169,968
Current value	$ 4,366,468
Investment, Identifier [Axis]: BlackRock LifePath Indx 2065 | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	46,878
Current value	$ 850,841
Investment, Identifier [Axis]: BlackRock LifePath Indx RET | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	932,757
Current value	$ 13,898,080
Investment, Identifier [Axis]: BlackRock Sustainable Balanced Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	185,863
Current value	$ 5,098,233
Investment, Identifier [Axis]: Employee deferrals | Common stock; no par value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	128,224
Current value	$ 88,123,246
Investment, Identifier [Axis]: Franklin Small-Mid Cap Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	253,581
Current value	$ 11,814,340
Investment, Identifier [Axis]: Invesco Growth & Income Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	396,538
Current value	$ 9,041,066
Investment, Identifier [Axis]: MFS International Diversification Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	267,000
Current value	$ 7,417,269
Investment, Identifier [Axis]: Matching contributions | Common stock; no par value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	161,712
Current value	$ 111,138,413
Matching contributions, cost	$ 37,005,998
Investment, Identifier [Axis]: PIMCO Total Return Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,136,418
Current value	$ 10,068,666
Investment, Identifier [Axis]: Tredegar Corporation Common Stock Fund | Common stock; no par value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	26,188
Current value	$ 188,031
Investment, Identifier [Axis]: Vanguard Federal Money Market Inv | Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	36,958,229
Current value	$ 36,958,229
Investment, Identifier [Axis]: Vanguard Mid Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	77,133
Current value	$ 6,122,823
Investment, Identifier [Axis]: Vanguard Mid Cap Value Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	50,264
Current value	$ 4,616,735
Investment, Identifier [Axis]: Vanguard Small Cap Growth ADM | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	27,604
Current value	$ 2,929,381
Investment, Identifier [Axis]: Vanguard Small Cap Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	54,720
Current value	$ 6,762,326
Investment, Identifier [Axis]: Vanguard Total Bond Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	1,291,594
Current value	$ 12,618,875
Investment, Identifier [Axis]: Vanguard US Growth Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	96,426
Current value	$ 18,808,784
Investment, Identifier [Axis]: iShares MSCI EAFE Intl Idx Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	683,589
Current value	$ 13,247,956
Investment, Identifier [Axis]: iShares S&P 500 Index Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares	131,852
Current value	$ 104,982,842